EQUITY - Shares of the Company ordinary stock issuable upon exercise of warrants outstanding (Details) - $ / shares	6 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 38.86	$ 38.86
Warrants Outstanding	709,000	709,000
Weighted Average Remaining Contractual Life (Years)	2 years 11 months 8 days
Warrants Exercisable	709,000
Warrants Exercisable, Weighted Average Exercise Price	$ 38.86
Warrant | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	25.00
Warrant | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	40.00
Warrants, exercise price at 25.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 25.00
Warrants Outstanding	54,000
Weighted Average Remaining Contractual Life (Years)	9 months
Warrants Exercisable	54,000
Warrants Exercisable, Weighted Average Exercise Price	$ 25.00
Warrants, exercise price at 40.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 40.00
Warrants Outstanding	655,000
Weighted Average Remaining Contractual Life (Years)	3 years 1 month 13 days
Warrants Exercisable	655,000
Warrants Exercisable, Weighted Average Exercise Price	$ 40.00